Class N | William Blair Growth Fund
WILLIAM BLAIR GROWTH FUND
INVESTMENT OBJECTIVE:
The William Blair Growth Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Class N William Blair Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Class N William Blair Growth Fund
Management Fee	0.75%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.21%

Example:
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class N William Blair Growth Fund	123	384	665	1,466

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of domestic growth companies of all sizes that are expected to experience sustainable earnings growth over the long term. The Fund invests primarily in equity securities issued by companies that typically have a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell 3000® Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects of companies in the Russell 3000® Index, but that may have a market capitalization outside the range of companies included in the index.

The Russell 3000® Index is a widely recognized unmanaged index that measures the performance of the 3,000 largest U.S. companies. The size of companies in the Russell 3000® Index may change with market conditions. In addition, changes to the composition of the Russell 3000® Index can change the market capitalization range of the companies in the index. As of June 27, 2011, the Russell 3000® Index included securities issued by companies that ranged in size between $59 million and $411 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or clearly should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty, (d) the prices of the company’s products or services should be based upon their value to the customer, rather than their production cost, (e) the company should have achieved, or should have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage (such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends) and (f) the company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

PRINCIPAL RISKS OF INVESTING:
Because the Fund invests most of its assets in equity securities of domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies may be more volatile and less liquid than the securities of large capitalized (“large cap”) companies. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 20.40% (2Q09) Lowest Quarterly Return (25.20)% (4Q08)
Average Annual Total Returns (For the periods ended December 31, 2011).
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Class N	1 Year	5 Years	10 Years
William Blair Growth Fund	(1.93%)	1.87%	2.91%
William Blair Growth Fund Return After Taxes on Distributions	(2.37%)	1.40%	2.43%
William Blair Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	(0.70%)	1.56%	2.45%
William Blair Growth Fund Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.18%	2.46%	2.74%
William Blair Growth Fund S&P 500 (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%